MERCER FUNDS

SUPPLEMENT
TO THE
STATEMENT OF ADDITIONAL INFORMATION
DATED JULY 31, 2026

Mercer US Small/Mid Cap Equity Fund

The date of this Supplement is November 13, 2026.

The following changes are made in the Statement of Additional Information of Mercer Funds (the “SAI”):

The Board of Trustees of Mercer Funds has approved the appointment of Frontier Capital Management Company, LLC (“Frontier”) as subadviser to Mercer US Small/Mid Cap Equity Fund (the “Fund”). Frontier is being appointed to replace Loomis, Sayles and Company, L.P. (“Loomis”). Effective as of the dates noted below, the SAI is amended as described below to reflect such subadviser change, as well as certain other changes.

1. Effective November 13, 2026, all references to Loomis are deleted in their entirety from the SAI.

2. Effective November 13, 2026, in the section titled “Investment Advisory, Principal Underwriting, and Other Service Arrangements – Subadvisers and Portfolio Managers” beginning on page 40 of the SAI, the following information relating to Frontier as subadviser to the Fund is added:

Frontier Capital Management Company, LLC (“Frontier”), with its principal office located at One Liberty Square, Boston, Massachusetts 02109, serves as a subadviser to the Fund. Founded in 1980, Frontier is a registered investment adviser under the Advisers Act and is organized as a limited liability company. Frontier is majority-owned by Affiliated Managers Group, Inc. ("AMG"), a publicly traded asset management company with equity investments in a diverse group of investment management firms, while the remaining ownership interest is held by Frontier employees.

3. Effective November 13, 2026, in Appendix B of the SAI titled “Proxy Voting Policies,” the following Proxy Voting Policy for Frontier is added:

Frontier Capital Management Company, LLC

Proxy Voting Statement and Guidelines

December 2025

As an investment adviser and fiduciary of client assets, Frontier utilizes proxy voting policies and procedures intended to pursue its clients’ best interest by protecting the value of clients’ investments. Frontier recognizes that proxies have an economic value. In voting proxies, we seek to both maximize the long-term value of our clients’ assets and to cast votes that we believe to be fair and in the best interest of the affected client(s). Proxies are considered client assets and are managed with the same care, skill and diligence as all other client assets. These written proxy policies and procedures are designed to reasonably ensure that Frontier votes proxies in the best interest of clients for whom Frontier has voting authority.

Frontier’s authority to vote proxies does not extend to taking any legal action with regard to class action suits relating to securities purchased by Frontier for its clients. Frontier provides instructions to custodians and brokers regarding tender offers and rights offerings for securities in client accounts. However, Frontier does not provide legal advice to clients and, accordingly, does not determine whether a client should join, opt out of or otherwise submit a claim with respect to any legal proceedings, including bankruptcies or class actions, involving securities held or previously held by the client. Frontier generally does not have authority to submit claims or elections on behalf of clients in legal proceedings. Should a client, however, wish to retain legal counsel and/or take action regarding any class action suit proceeding, Frontier will provide the client or the client’s legal counsel with information that may be needed upon the client’s reasonable request.

Arrangements with Outside Firms

Frontier has contracted with a third-party vendor (the “proxy vendor”) to provide vote recommendations according to a set of pre-determined proxy voting policy guidelines. Frontier has also contracted with the proxy vendor to act as agent for the proxy voting process and to maintain records on proxy voting for our clients. The vendor has represented to Frontier that it uses its best efforts to ensure that its proxy voting recommendations are in accordance with these policies as well as relevant requirements of the ERISA and the U.S. Department of Labor’s interpretations thereof.

There may be occasional circumstances in which Frontier exercises its voting discretion to deviate from the proxy vendor’s recommendation. Frontier’s action in these cases is described in the Conflicts of Interest section of these policies and procedures.

Proxy Voting Committee

Frontier has a Proxy Voting Committee (the “Committee”) that is responsible for deciding what is in the best interest of clients when determining how proxies are voted. The Committee is comprised of the Chief Compliance Officer (“CCO”), the Operations Manager, and one or more Portfolio Managers. The Committee performs the following tasks in satisfying its responsibility:

  Reviews annually, and revises as necessary, this Proxy Voting Statement and Guidelines (the “Proxy Statement”);
  Reviews annually all proxy votes taken to determine if those votes were consistent with the Proxy Statement, including any votes where Frontier determined it had a material conflict of interest;
  Reviews annually the proxy vendor’s proxy voting policies to determine that they continue to be consistent with the Proxy Statement and reasonably designed to be in the best interests of Frontier’s clients; and
  Reviews and approves as necessary any changes to the proxy vendor’s proxy voting policies.

Determination and Execution of Discretionary Authority

Except where the contract is silent, each client will designate in its investment management contract whether it would like to retain proxy voting authority or delegate that authority to Frontier. If a client contract is silent on whether the client delegates proxy voting authority to Frontier, Frontier will be implied to have proxy voting authority.

Frontier will not neglect its proxy voting responsibilities, but Frontier may abstain from voting if it deems that abstaining is in its Clients’ best interests. For example, Frontier may be unable to vote securities that have been lent by the custodian or may choose not to vote where doing so would prevent transacting in those securities for a certain period of time (referred to as “share blocking”).

Proxy Voting Process

Frontier’s Operations Department (“Operations”) manages the proxy voting process. The proxy vendor provides an online portal that shows all ballots received, together with the company’s voting recommendation and the proxy vendor’s voting recommendation. Operations distributes this information, as well as any additional proxy soliciting materials (such as a company’s response to the proxy vendor’s recommendation) received by Frontier at least three days prior to the voting date, to an investment professional for deliberation. Prior to the voting date, Operations submits Frontier’s vote via the online portal, a record of which is maintained by the proxy vendor.

Investment professionals determine how Frontier votes client proxies. Absent specific client instructions, or in the event that no determination is made by the investment professional, Frontier generally votes client proxies according to recommendations made by the proxy vendor. Investment professionals wishing to deviate from these recommendations must provide the CCO with a written explanation of the reason for the deviation, and the CCO will consider potential conflicts of interest as described in greater detail below.

Any attempt to influence the proxy voting process by Issuers or others not identified in these policies and procedures must also be promptly reported to the CCO. Similarly, any Client’s attempt to influence proxy voting with respect to other Clients’ securities should be promptly reported to the CCO.

Voting Proxies for Loaned Securities

Neither Frontier nor the proxy vendor are able to vote proxies for securities loaned out by a Client. In the event that Frontier is aware of a material vote on behalf of a Client that is a registered investment company and Frontier has the ability to call back the security loaned, Frontier may attempt to call back to the loan and vote the proxy if time permits.

Conflicts of Interest

As noted, Frontier has adopted the proxy vendor’s proxy voting guidelines. The adoption of these proxy voting guidelines provides pre-determined policies for voting proxies and is thus designed to remove conflicts of interest. Examples of such conflicts are when we vote a proxy solicited by an issuer who is a client of ours or with whom we have another business or personal relationship that may affect how we vote on the issuer’s proxy. The intent of this policy is to remove any discretion that Frontier may have to interpret how to vote proxies in cases where Frontier has a material conflict of interest or the appearance of a material conflict of interest.

Although under normal circumstances Frontier is not expected to deviate from the proxy vendor’s recommendation, the CCO will monitor any situation where Frontier wishes to do so. In these situations, the CCO will consider whether Frontier has a material conflict of interest. If the CCO determines that a material conflict exists, Frontier will vote the proxy using either of the following two methods: (a) we will follow the recommendations of the proxy vendor; or (b) we will not take into consideration the relationship that gave rise to the conflict and will vote the proxy in the best interest of our clients. If the CCO determines that a material conflict does not exist, then we may vote the proxy in our discretion. The Committee reviews annually all votes cast where Frontier determined it had a material conflict of interest.

Proxy Vendor Oversight

Changes to Proxy Vendor Proxy Voting Policies and Guidelines

The proxy vendor notifies Frontier of any material changes to its proxy voting polices and guidelines. On an annual basis, the proxy vendor distributes its updated guidelines to Frontier.

New Account Setup

As part of the account setup process, Client Services will review a new investment advisory agreement to determine if Frontier has voting authority. If voting authority has been granted, Operations will provide the proxy vendor with the required instructions to set up the new account.

On the following business day, Operations will review the proxy vendor’s systems to confirm the account was setup in accordance with Frontier’s instructions.

Account Reconciliations

On a periodic basis, the proxy vendor will provide Frontier with a list of Frontier clients for which the proxy vendor is voting. This is designed to ensure that the proxy vendor is voting for all clients for whom Frontier retains voting authority. In that regard, Frontier will conduct a periodic reconciliation between its records and the proxy vendor’s records.

Initial and Periodic Due Diligence of Proxy Vendors

When considering whether to retain or continue retaining Frontier’s proxy vendor to provide research or voting recommendations, Frontier will consider factors such as the following:

  The proxy vendor’s capacity and competency to adequately analyze the matters for which the investment adviser is responsible for voting;
  The adequacy and quality of the proxy vendor’s personnel, processes, and technology;
  The adequacy of the proxy vendor’s process for seeking timely input from issuers and proxy vendor clients with respect to proxy voting policies, methodologies, and peer group constructions, including for “say-on-pay” votes;
  the proxy vendor’s engagement with issuers, including the firm’s process for ensuring that it has complete and accurate information about the issuer and each particular matter, and the firm’s process, if any, for investment advisers to access the issuer’s views about the firm’s voting recommendations in a timely and efficient manner
  The adequacy of the proxy vendor’s disclosures regarding its sources of information and methodologies for formulating voting recommendations and, in making such recommendations;
  The proxy vendor’s consideration of factors unique to a specific issuer or proposal when evaluating a matter subject to a shareholder vote.
  The proxy vendor’s policies and procedures for identifying and addressing conflicts of interest;
  The proxy vendor to update the investment adviser regarding business changes that may affect the proxy vendor’s capacity and competency to provide independent proxy voting advice or carry out voting instructions;
  Whether the proxy vendor appropriately updates its methodologies, guidelines, and voting recommendations on an ongoing basis, including in response to feedback from issuers and their shareholders; and
  The proxy voting vendor’s policies and procedures to keep confidential Frontier’s non-public information, including Frontier’s intention to proxy votes.

Votes Cast Other than According to the Proxy Vendor’s Pre-Determined Policies

Frontier’s CCO, who is also the General Counsel, will periodically confirm that all documentation regarding any decisions to vote other than according to the proxy vendor’s pre-determined policies is accurate and complete.

Client Disclosure

Frontier includes a description of its policies and procedures regarding proxy voting and class actions in Part 2 of Form ADV, along with a statement that Clients can contact Frontier at 617-261-0777 to obtain a copy of these policies and procedures and information about how Frontier voted with respect to the Client’s securities. Any request for information about proxy voting or class actions should be promptly forwarded to the CCO, who will respond to any such requests.

Upon a client’s request, the proxy agent will provide Frontier with the following information:

  the name of the issuer of the portfolio security
  the ticker symbol of the security
  the CUSIP of the security
  the shareholder meeting date
  a description of the matter voted on
  whether the matter was proposed by the issuer or by a security holder whether the account voted on the matter
  how each proxy proposal was voted (e.g., for or against the proposal, abstain; for or withhold authority regarding election of directors)
  whether the vote that was cast was for or against management’s recommendation

As a matter of policy, Frontier does not disclose to companies or clients how it expects to vote on upcoming proxies. Additionally, Frontier does not disclose the way it voted proxies to unaffiliated third parties without a legitimate need to know such information.

Recordkeeping

Frontier will maintain in an easily accessible place for a period of six years, the first two years in an appropriate Frontier office, the following documents (except documents maintained on Frontier’s behalf by the proxy agent as specifically noted below):

  Frontier’s proxy voting policies and procedures and the proxy voting guidelines;
  proxy statements received regarding client securities, which Frontier may satisfy by relying on the proxy agent, on Frontier’s behalf, to retain a copy of each proxy statement;
  records of votes cast on behalf of its clients, which Frontier may satisfy by relying on the proxy agent to retain, on Frontier’s behalf, a record of the vote cast;
  a copy of any document created by Frontier personnel that was material to making a decision on how to vote proxies on behalf of a client or that memorialized the basis for that decision; and
  a copy of each written client request for information on how Frontier voted proxies on behalf of the client, and a copy of any written response by Frontier to any written or oral client request for information on how Frontier voted proxies on behalf of the requesting client.

Frontier retains the following information in connection with each proxy vote:

  the Issuer’s name;
  the security’s ticker symbol or CUSIP, as applicable;
  the shareholder meeting date;
  the number of shares that the Company cast or instructed to be cast;
  the number of shares loaned and not recalled (if subject to Form N-PX);
  a brief identification of the matter voted on;
  whether the matter was proposed by the Issuer or a security-holder; and
  how the Company cast its vote (for, against, or abstain)

4. Effective November 13, 2026, the following information relating to Frontier is added to Appendix C of the SAI titled “Additional Information About the Funds’ Portfolio Managers,” beginning on page C-1 under the subheading titled “Mercer US Small/Mid Cap Equity Fund”.

Frontier Capital Management Company, LLC (“Frontier”)

The allocated portion of the Fund’s portfolio managed by Frontier is managed on a team basis. The portfolio managers who are responsible for the day-to-day management of Frontier’s allocated portion of the Fund’s portfolio are James A. Colgan and Nathan A. Hayman.

Compensation. Frontier’s portfolio manager compensation structure is designed to align the interests of portfolio managers with those of the shareholders whose assets they manage. Frontier’s portfolio manager compensation program consists of a base salary, annual bonus, and participation in company-funded retirement plans. In addition, all of Frontier’s portfolio managers are partners at Frontier, which entitles them to share in the firm’s profits and the long-term growth of the firm. The annual bonus is variable and based partially or primarily upon management-fee revenues generated from client accounts. Compensation is not directly based on performance of the Fund or the amount of assets held in the Fund’s portfolio.

Ownership of Fund Shares. As of December 31, 2025, Messrs. Colgan and Hayman did not beneficially own any shares of the Fund.

Other Accounts Managed by Portfolio Managers

In addition to the Fund, Mr. Colgan manages:

	Total Accounts		Accounts with Performance Fees
Other Accounts	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Registered Investment Companies*	None	$0	None	$0
Other Pooled Investment Vehicles*	2	$473	None	$0
Other Accounts*	10	$3,070	2	$1,481

*As of September 30, 2026

In addition to the Fund, Mr. Hayman manages:

	Total Accounts		Accounts with Performance Fees
Other Accounts	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Registered Investment Companies*	None	$0	None	$0
Other Pooled Investment Vehicles*	3	$489	None	$0
Other Accounts*	12	$3,402	2	$1,481

*As of September 30, 2026

Potential Conflicts of Interest. In connection with its management of clients’ accounts, Frontier is subject to a number of actual or apparent conflicts of interest. These conflicts may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that have a different advisory fee arrangement (including any accounts that pay performance-based fees) or accounts in which the portfolio manager has a personal investment. In addition, conflicts may arise relating to the allocation of investments among accounts with similar investment objectives but managed by different portfolio managers.

Frontier’s portfolio managers typically manage multiple accounts. Generally, however, accounts within a particular investment strategy (e.g., small cap growth) with similar objectives are managed similarly. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in the same strategy with similar objectives, which tend to minimize the potential for conflicts of interest.

Frontier’s portfolio managers may also manage accounts that do not pursue the same investment strategy as the Fund, which presents potential conflicts of interest with respect to the time and energy of the portfolio manager. These conflicts are mitigated by Frontier’s dual portfolio manager structure for all investment strategies, which allows for appropriate care and attention to be given to all accounts and strategies. In addition, Frontier’s portfolio managers are supervised by Frontier’s management committee which can take necessary steps to ensure sound management of all portfolios.

Frontier has adopted trade allocation and aggregation policies that seek to treat all clients fairly and equitably. These policies address the allocation of limited investment opportunities, such as IPOs, and the allocation of transactions and aggregations of orders across multiple accounts.